STATEMENT OF INVESTMENTS
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund

November 30, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 51.6%
Automobiles & Components - 1.3%
Aptiv	835	[a]	133,892
Ford Motor	15,205		291,784
General Motors	33,125	[a]	1,916,944
Tesla	2,904	[a]	3,324,383
			5,667,003
Banks - 1.9%
Bank of America	27,559		1,225,549
Citigroup	6,550		417,235
Citizens Financial Group	4,320		204,206
Comerica	3,190		263,271
Fifth Third Bancorp	3,234		136,313
Huntington Bancshares	8,085		119,981
JPMorgan Chase & Co.	10,658		1,692,810
KeyCorp	2,680		60,139
M&T Bank	620		90,898
People's United Financial	4,900		83,496
Regions Financial	6,175		140,481
The PNC Financial Services Group	2,359		464,723
Truist Financial	37,007		2,194,885
U.S. Bancorp	5,082		281,238
Wells Fargo & Co.	11,492		549,088
Zions Bancorp	2,665		168,108
			8,092,421
Capital Goods - 3.2%
3M	1,800		306,072
Allegion	2,238		276,706
Carrier Global	2,681		145,096
Caterpillar	1,992		385,153
Deere & Co.	6,366		2,199,708
Dover	2,169		355,391
Eaton	14,065		2,279,374
Emerson Electric	663		58,238
Fastenal	7,870		465,668
Fortive	2,056		151,877
Generac Holdings	89	[a]	37,490
General Dynamics	741		140,027
General Electric	3,353		318,501
Hexcel	2,325	[a]	119,459
Honeywell International	9,676		1,956,874

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 51.6% (continued)
Capital Goods - 3.2% (continued)
Illinois Tool Works	1,213		281,598
Ingersoll Rand	4,553		265,622
Johnson Controls International	1,056		78,947
Lockheed Martin	1,116		371,985
Northrop Grumman	1,146		399,725
Otis Worldwide	1,050		84,420
Parker-Hannifin	612		184,861
Raytheon Technologies	7,472		604,634
Stanley Black & Decker	653		114,118
The Boeing Company	2,322	[a]	459,408
The Toro Company	3,520		353,971
Trane Technologies	2,687		501,529
TransDigm Group	78	[a]	45,088
United Rentals	761	[a]	257,781
W.W. Grainger	220		105,910
Xylem	2,602		315,128
			13,620,359
Commercial & Professional Services - .3%
Cintas	285		120,324
Equifax	321		89,447
IHS Markit	1,655		211,542
Robert Half International	2,005		222,896
Waste Management	2,644		424,811
			1,069,020
Consumer Durables & Apparel - .8%
Garmin	112		14,956
Leggett & Platt	930		37,563
Lennar, Cl. A	2,735		287,312
Newell Brands	815		17,498
NIKE, Cl. B	16,821		2,846,786
PVH	86		9,183
VF	1,000		71,730
Whirlpool	335		72,943
			3,357,971
Consumer Services - 1.0%
Booking Holdings	237	[a]	498,138
Carnival	310	[a]	5,462
Chipotle Mexican Grill	70	[a]	115,039
Darden Restaurants	937		129,259
Domino's Pizza	101		52,938
Expedia Group	390	[a]	62,825
Marriott International, Cl. A	608	[a]	89,716
McDonald's	4,076		996,990
MGM Resorts International	2,875		113,793

Description	Shares		Value ($)
Common Stocks - 51.6% (continued)
Consumer Services - 1.0% (continued)
Royal Caribbean Cruises	17,631	[a]	1,230,996
Starbucks	6,018		659,814
Wynn Resorts	863	[a]	69,912
Yum! Brands	2,288		281,058
			4,305,940
Diversified Financials - 2.1%
American Express	1,959		298,356
Ameriprise Financial	1,477		427,739
Berkshire Hathaway, Cl. B	6,267	[a]	1,734,016
BlackRock	406		367,272
Capital One Financial	1,193		167,652
CME Group	8,697		1,917,862
Discover Financial Services	1,662		179,247
Intercontinental Exchange	6,319		826,020
Invesco	5,940		132,640
Moody's	1,195		466,815
Morgan Stanley	6,300		597,366
MSCI	198		124,631
S&P Global	1,290	[b]	587,892
State Street	2,654		236,126
Synchrony Financial	2,990		133,922
The Charles Schwab	6,646		514,334
The Goldman Sachs Group	1,060		403,849
			9,115,739
Energy - 1.4%
APA	2,720		70,094
Baker Hughes	4,125		96,278
Chevron	24,573		2,773,555
ConocoPhillips	4,397		308,362
Coterra Energy	3,750		75,300
Devon Energy	4,610		193,897
Diamondback Energy	1,045		111,533
EOG Resources	2,231		194,097
Exxon Mobil	10,709		640,827
Halliburton	10,085		217,735
Hess	1,575		117,369
Marathon Oil	8,470		131,200
Marathon Petroleum	3,236		196,911
Occidental Petroleum	4,040		119,786
ONEOK	1,985		118,782
Phillips 66	1,323		91,512
Pioneer Natural Resources	758		135,167
Schlumberger	2,560		73,421
The Williams Companies	4,904		131,378

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 51.6% (continued)
Energy - 1.4% (continued)
Valero Energy	3,548		237,503
			6,034,707
Food & Staples Retailing - 1.1%
Costco Wholesale	6,901		3,722,261
Sysco	1,650		115,566
The Kroger Company	6,307		261,930
Walgreens Boots Alliance	1,347		60,346
Walmart	4,499		632,694
			4,792,797
Food, Beverage & Tobacco - 1.2%
Altria Group	4,149		176,913
Archer-Daniels-Midland	3,880		241,375
Conagra Brands	125		3,819
Constellation Brands, Cl. A	1,330		299,689
McCormick & Co.	3,618		310,497
Mondelez International, Cl. A	10,825		638,025
Monster Beverage	2,265	[a]	189,762
PepsiCo	5,299		846,674
Philip Morris International	3,724		320,041
The Coca-Cola Company	35,180		1,845,191
The Hershey Company	281		49,875
Tyson Foods, Cl. A	1,390		109,754
			5,031,615
Health Care Equipment & Services - 3.1%
Abbott Laboratories	5,493		690,855
ABIOMED	154	[a]	48,476
Align Technology	259	[a]	158,386
AmerisourceBergen	1,368		158,346
Anthem	1,404		570,347
Baxter International	1,555		115,956
Becton Dickinson & Co.	1,829		433,729
Boston Scientific	44,884	[a]	1,708,734
Cardinal Health	655		30,281
Centene	1,265	[a]	90,334
Cerner	1,125		79,256
Cigna	2,122		407,212
CVS Health	4,045		360,248
DexCom	298	[a]	167,652
Edwards Lifesciences	3,489	[a]	374,405
HCA Healthcare	533		120,239
Humana	1,004		421,389
IDEXX Laboratories	258	[a]	156,882
Intuitive Surgical	3,629	[a]	1,177,030
Medtronic	6,236		665,381

Description	Shares	Value ($)
Common Stocks - 51.6% (continued)
Health Care Equipment & Services - 3.1% (continued)
Quest Diagnostics	99	14,719
ResMed	1,732	441,400
Steris	484	105,769
Stryker	2,213	523,662
UnitedHealth Group	8,679	3,855,385
Zimmer Biomet Holdings	709	84,796
		12,960,869
Household & Personal Products - .7%
Colgate-Palmolive	6,318	473,976
Kimberly-Clark	954	124,316
The Clorox Company	2,023	329,446
The Estee Lauder Companies, Cl. A	2,745	911,532
The Procter & Gamble Company	6,818	985,746
		2,825,016
Insurance - 1.2%
American International Group	48,570	2,554,782
Aon, Cl. A	1,378	407,571
Chubb	739	132,628
Cincinnati Financial	1,410	160,599
Lincoln National	2,076	137,701
Marsh & McLennan	4,059	665,757
MetLife	2,067	121,250
Principal Financial Group	1,760	120,701
Prudential Financial	671	68,616
The Allstate	2,680	291,370
The Hartford Financial Services Group	3,895	257,460
The Travelers Companies	2,111	310,211
		5,228,646
Materials - 1.4%
Air Products & Chemicals	7,436	2,137,404
Albemarle	500	133,245
Amcor	6,150	69,618
CF Industries Holdings	1,385	83,917
Corteva	4,294	193,230
Dow	3,334	183,137
DuPont de Nemours	609	45,042
Ecolab	1,525	337,742
FMC	2,875	288,046
Freeport-McMoRan	8,375	310,545
International Paper	2,644	120,355
Linde	2,405	765,127
LyondellBasell Industries, Cl. A	975	84,952
Newmont	3,795	208,421
PPG Industries	1,821	280,744

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 51.6% (continued)
Materials - 1.4% (continued)
The Mosaic Company	2,020		69,124
The Sherwin-Williams Company	558		184,832
Vulcan Materials	1,952		374,081
			5,869,562
Media & Entertainment - 4.9%
Activision Blizzard	1,720	[a]	100,792
Alphabet, Cl. A	2,423	[a]	6,876,353
Alphabet, Cl. C	1,288	[a]	3,669,564
Charter Communications, Cl. A	446	[a]	288,241
Comcast, Cl. A	41,740		2,086,165
Meta Platforms, Cl. A	14,068	[a]	4,564,503
Netflix	1,895	[a]	1,216,400
News Corporation, Cl. A	2,900		62,698
Take-Two Interactive Software	2,380	[a]	394,794
The Walt Disney Company	9,296	[a]	1,346,990
Twitter	1,785	[a]	78,433
ViacomCBS, Cl. B	3,374		104,425
			20,789,358
Pharmaceuticals Biotechnology & Life Sciences - 3.7%
AbbVie	23,860		2,750,581
Agilent Technologies	980		147,882
Amgen	2,579		512,912
Biogen	698	[a]	164,547
Bio-Rad Laboratories, Cl. A	137	[a]	103,188
Bristol-Myers Squibb	7,263		389,515
Catalent	775	[a]	99,712
Danaher	8,179		2,630,694
Eli Lilly & Co.	5,215		1,293,529
Gilead Sciences	8,056		555,300
Illumina	445	[a]	162,572
Johnson & Johnson	10,990		1,713,671
Merck & Co.	9,341		699,734
Mettler-Toledo International	213	[a]	322,510
Moderna	1,238	[a]	436,308
Organon & Co.	1,431		41,828
PerkinElmer	632		115,125
Pfizer	22,438		1,205,594
Regeneron Pharmaceuticals	253	[a]	161,042
Thermo Fisher Scientific	1,964		1,242,878
Viatris	3,820		47,024
Waters	992	[a]	325,445
West Pharmaceutical Services	371		164,227
Zoetis	1,098		243,800
			15,529,618

Description	Shares		Value ($)
Common Stocks - 51.6% (continued)
Real Estate - 1.2%
Alexandria Real Estate Equities	50	[c]	10,004
American Tower	7,830	[c]	2,055,218
Apartment Income REIT	1,506	[c]	76,445
AvalonBay Communities	1,018	[c]	243,170
Crown Castle International	2,870	[c]	521,335
Digital Realty Trust	96	[c]	16,103
Equinix	373	[c]	302,951
Essex Property Trust	132	[c]	44,806
Extra Space Storage	566	[c]	113,200
Federal Realty Investment Trust	1,002	[c]	122,915
Healthpeak Properties	1,355	[c]	44,525
Host Hotels & Resorts	5,845	[a,c]	91,767
Iron Mountain	2,670	[b,c]	121,325
Kimco Realty	8,550	[c]	191,691
Mid-America Apartment Communities	589	[c]	121,481
Orion Office REIT	134	[a,c]	2,381
Prologis	1,736	[c]	261,702
Realty Income	1,340	[c]	91,013
Regency Centers	1,750	[c]	121,345
Simon Property Group	1,020	[c]	155,897
Ventas	1,810	[c]	84,925
Vornado Realty Trust	1,375	[c]	55,193
Welltower	1,115	[c]	88,776
Weyerhaeuser	4,910	[c]	184,665
			5,122,833
Retailing - 3.3%
Amazon.com	2,411	[a]	8,455,546
Bath & Body Works	1,965		147,630
Dollar General	1,235		273,305
Dollar Tree	1,734	[a]	232,061
eBay	2,742		184,975
Etsy	579	[a,b]	158,982
Genuine Parts	414		52,884
Lowe's	3,081		753,582
O'Reilly Automotive	1,206	[a]	769,621
Ross Stores	2,308		251,780
Target	1,552		378,440
The Home Depot	4,119		1,650,113
The TJX Companies	12,634		876,800
			14,185,719
Semiconductors & Semiconductor Equipment - 4.3%
Advanced Micro Devices	25,172	[a]	3,986,490
Analog Devices	1,503		270,916
Applied Materials	4,797		706,070

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 51.6% (continued)
Semiconductors & Semiconductor Equipment - 4.3% (continued)
Broadcom	1,590		880,351
Enphase Energy	253	[a]	63,250
Intel	14,617		719,156
KLA	318		129,785
Lam Research	3,561		2,420,946
Micron Technology	6,730		565,320
NVIDIA	19,867		6,491,741
Qualcomm	3,107		561,000
Texas Instruments	6,193		1,191,347
Xilinx	1,761		402,300
			18,388,672
Software & Services - 7.9%
Accenture, Cl. A	3,053		1,091,142
Adobe	6,834	[a]	4,577,755
Ansys	625	[a]	244,675
Autodesk	1,590	[a]	404,162
Automatic Data Processing	3,899		900,240
Cadence Design Systems	754	[a]	133,805
Cognizant Technology Solutions, Cl. A	3,887		303,108
Fiserv	4,256	[a]	410,789
Fortinet	1,004	[a]	333,438
International Business Machines	1,041		121,901
Intuit	737		480,745
Jack Henry & Associates	1,805		273,692
Kyndryl Holdings	288	[a]	4,541
Manhattan Associates	2,130	[a]	332,621
Mastercard, Cl. A	5,065		1,595,070
Microsoft	43,550		14,397,194
Oracle	8,890		806,679
Paychex	5,516		657,507
Paycom Software	219	[a]	95,808
PayPal Holdings	12,977	[a]	2,399,318
salesforce.com	4,113	[a]	1,172,040
ServiceNow	627	[a]	406,108
Square, Cl. A	5,660	[a,b]	1,179,148
Tyler Technologies	135	[a]	70,062
Visa, Cl. A	6,582	[b]	1,275,394
			33,666,942
Technology Hardware & Equipment - 3.8%
Amphenol, Cl. A	14,086		1,135,050
Apple	71,720		11,855,316
Cisco Systems	23,622		1,295,430
Cognex	3,755		290,074

Description	Shares		Value ($)
Common Stocks - 51.6% (continued)
Technology Hardware & Equipment - 3.8% (continued)
Corning	9,125		338,446
F5	108	[a]	24,579
Hewlett Packard Enterprise	20,128		288,837
HP	3,338		117,765
IPG Photonics	1,550	[a]	254,495
Motorola Solutions	768		194,442
TE Connectivity	1,150		177,020
			15,971,454
Telecommunication Services - .3%
AT&T	17,258		394,000
Lumen Technologies	12,703	[b]	156,755
T-Mobile US	306	[a]	33,296
Verizon Communications	14,190		713,331
			1,297,382
Transportation - .7%
CSX	15,839		548,980
Expeditors International of Washington	2,590		314,996
FedEx	908		209,176
Norfolk Southern	757		200,809
Old Dominion Freight Line	1,210		429,756
Southwest Airlines	6,835	[a]	303,474
Union Pacific	3,283	[a]	773,606
United Parcel Service, Cl. B	1,693		335,840
			3,116,637
Utilities - .8%
American Electric Power	1,420		115,091
CMS Energy	7,021		413,186
DTE Energy	660		71,504
Duke Energy	838		81,294
Eversource Energy	2,320		190,866
Exelon	2,495		131,561
FirstEnergy	2,095		78,898
NextEra Energy	9,486		823,195
NiSource	10,190		249,757
NRG Energy	5,570		200,631
Pinnacle West Capital	810		52,691
Sempra Energy	2,855		342,229
The AES	7,420		173,480
Xcel Energy	7,080		451,208
			3,375,591
Total Common Stocks (cost $67,037,791)			219,415,871

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	1-Day Yield (%)
Investment Companies - 48.4%
Registered Investment Companies - 48.4%
BNY Mellon Dynamic Value Fund, Cl. Y		1,463,832	[a,d]	69,605,207
BNY Mellon Income Stock Fund, Cl. M		4,275,690	[d]	44,082,363
BNY Mellon Research Growth Fund, Cl. Y		3,927,273	[a,d]	89,188,372
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares	0.06	2,567,772	[d]	2,567,772
Total Investment Companies (cost $143,596,347)				205,443,714

Investment of Cash Collateral for Securities Loaned - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $57,717)	0.06	57,717	[d]	57,717
Total Investments (cost $210,691,855)		100.0%		424,917,302
Cash and Receivables (Net)		.0%		76,433
Net Assets		100.0%		424,993,735

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security, or portion thereof, on loan. At November 30, 2021, the value of the fund’s securities on loan was $3,186,541 and the value of the collateral was $3,316,775, consisting of cash collateral of $57,717 and U.S. Government & Agency securities valued at $3,259,058. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund

November 30, 2021 (Unaudited)

The following is a summary of the inputs used as of November 30, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments In Securities:†
Equity Securities - Common Stocks	219,415,871	-	-	219,415,871
Investment Companies	205,501,431	-	-	205,501,431

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board Members (“Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2021, accumulated net unrealized appreciation on investments was $214,225,447, consisting of $214,509,892 gross unrealized appreciation and $284,445 gross unrealized depreciation.

At November 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.